Ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Ordinary share
Shares outstanding
	2021	2020

Shares issued	5,322,459	3,260,559
Less: shares under treasury stock	(167,700)	(167,700)

	5,154,759	3,092,859